Schedule of intangible asset (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount	$ 624,240	$ 855,950
Software developments [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	1,158,548	911,461
Additions to intangible assets		247,087
Intangible assets, cost	1,158,548	1,158,548
Intangible assets, accumulated amortization	302,598	85,474
Amortization of intangible assets	231,710	217,124
Intangible assets, accumulated amortization	534,308	302,598
Intangible assets, carrying amount	$ 624,240	$ 855,950